Document And Entity Information	Aug. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2025
Entity Registrant Name	Genasys Inc.
Entity Central Index Key	0000924383
Entity Emerging Growth Company	false
Entity File Number	000-24248
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0361799
Entity Address, Address Line One	16262 West Bernardo Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	858
Local Phone Number	676-1112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	GNSS
Security Exchange Name	NASDAQ